Revenues and geographic information	12 Months Ended
Dec. 31, 2024
Disclosure of revenues and geographic information [abstract]
Revenues and geographic information
4. Revenues and geographic information
Net sales information
Net sales from continuing operations comprise the following:
(USD millions)	2024	2023	2022

Net sales to third parties from continuing operations	50 317	44 635	41 385

Sales to discontinued operations		805	821

Net sales from continuing operations	50 317	45 440	42 206

Geographic information
The following table shows countries that accounted for more than 5% of net sales from continuing operations for the years ended December 31, 2024, 2023 and 2022, or more than 5% of total of selected non-current assets, for the years ended December 31, 2024 and 2023:
	Net sales from continuing operations[1]						Total of selected non-current assets[2]

(USD millions)	2024	%	2023	%	2022	%	2024	%	2023	%

Country
Switzerland	1 315	3	1 308	3	1 036	2	18 759	30	19 396	32

United States	21 146	42	17 959	40	15 935	38	34 999	55	34 059	55

China	3 890	8	3 267	7	2 948	7	530	1	547	1

Germany	3 660	7	3 367	7	3 101	7	1 554	2	88

France	1 792	4	1 749	4	1 754	4	2 640	4	3 085	5

Other	18 514	36	17 790	39	17 432	42	4 603	8	4 389	7

Total	50 317	100	45 440	100	42 206	100	63 085	100	61 564	100

[1] Net sales from continuing operations by location of customer
[2] Total of property, plant and equipment; right-of-use assets; goodwill; intangible assets other than goodwill; investment in associated companies and other non-current assets excluding post-employment benefit assets

Net sales from continuing operations by region[1]
The following table shows net sales from continuing operations by region for the years ended December 31, 2024, 2023 and 2022:
	2024 USD m	2023 USD m	Change (2023 to 2024) USD %	2022 USD m	Change (2022 to 2023) USD %

US	21 146	17 959	18	15 935	13

Europe	15 557	14 997	4	14 371	4

Asia/Africa/Australasia	10 021	9 308	8	8 978	4

Canada and Latin America	3 593	3 176	13	2 922	9

Total	50 317	45 440	11	42 206	8

Of which in established markets	37 371	33 725	11	31 386	7

Of which in emerging growth markets	12 946	11 715	11	10 820	8

[1] Net sales from continuing operations by location of customer. Emerging growth markets comprise all markets other than the established markets of the US, Canada, Western Europe, Japan, Australia and New Zealand. Novartis definition of Western Europe includes Austria, Belgium, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, Malta, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

Information about major customers
The Company’s largest, second-largest and third-largest customers account for approximately 17%, 13% and 7% of net sales from third parties from continuing operations, respectively (2023: 15%, 13% and 8%, respectively; 2022: 16%, 12% and 8%, respectively).
The highest amounts of trade receivables outstanding were for these same three customers and amounted to approximately 19%, 12% and 7%, respectively, of the trade receivables at December 31, 2024 (2023: 17%, 13% and 8%, respectively).
Net sales from continuing operations by core therapeutic area and established brands
	2024 USD m	2023 USD m1	Change (2023 to 2024) USD %	2022 USD m1	Change (2022 to 2023) USD %

Cardiovascular, renal and metabolic
Entresto	7 822	6 035	30	4 644	30

Leqvio	754	355	112	112	217

Total cardiovascular, renal and metabolic	8 576	6 390	34	4 756	34

Immunology
Cosentyx	6 141	4 980	23	4 788	4

Xolair [2]	1 643	1 463	12	1 365	7

Ilaris	1 509	1 355	11	1 133	20

Total immunology	9 293	7 798	19	7 286	7

Neuroscience
Kesimpta	3 224	2 171	49	1 092	99

Zolgensma	1 214	1 214	0	1 370	-11

Aimovig	312	266	17	218	22

Total neuroscience	4 750	3 651	30	2 680	36

Oncology
Kisqali	3 033	2 080	46	1 231	69

Promacta/Revolade	2 216	2 269	-2	2 088	9

Tafinlar + Mekinist	2 058	1 922	7	1 770	9

Jakavi	1 936	1 720	13	1 561	10

Tasigna	1 671	1 848	-10	1 923	-4

Pluvicto	1 392	980	42	271	262

Lutathera	724	605	20	471	28

Scemblix	689	413	67	149	177

Piqray/Vijoice	449	505	-11	373	35

Kymriah	443	508	-13	536	-5

Fabhalta [3]	129	1	nm		nm

Total oncology	14 740	12 851	15	10 373	24

	2024 USD m	2023 USD m1	Change (2023 to 2024) USD %	2022 USD m1	Change (2022 to 2023) USD %

Established brands
Sandostatin Group	1 279	1 314	-3	1 238	6

Lucentis	1 044	1 475	-29	1 874	-21

Exforge Group	703	713	-1	743	-4

Galvus Group	602	692	-13	859	-19

Diovan Group	590	613	-4	652	-6

Gilenya	552	925	-40	2 013	-54

Contract manufacturing [4]	1 152	1 490	-23	1 200	24

Other [4]	7 036	7 528	-7	8 532	-12

Total established brands [4]	12 958	14 750	-12	17 111	-14

Total net sales from continuing operations	50 317	45 440	11	42 206	8

[1] Reclassified to conform with 2024 presentation of brands by therapeutic area and established brands.
[2] Net sales from continuing operations reflect Xolair sales for all indications.
[3] Net sales from continuing operations reflect Fabhalta sales for all indications.
[4] Effective January 1, 2023, the discontinued operations Sandoz business transferred to Novartis continuing operations its bio-technology manufacturing services to other companies’ activities (included in Contract manufacturing) and the Coartem brand (included in Other). The financial information of the Novartis continuing operations and discontinued operations were adapted accordingly in 2022, in compliance with IFRS Accounting Standards. See Note 3 for additional information.

nm = not meaningful
Net sales from continuing operations of the top 20 brands in 2024
Brands	Brand classification by therapeutic area or established brands	Key indications	US USD m	Rest of world USD m	Total USD m

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	4 052	3 770	7 822

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	3 530	2 611	6 141

Kesimpta	Neuroscience	Relapsing forms of multiple sclerosis (MS)	2 183	1 041	3 224

Kisqali	Oncology	HR+/HER2- metastatic breast cancer and early breast cancer	1 678	1 355	3 033

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	1 181	1 035	2 216

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication, pediatric low grade glioma (pLGG)	848	1 210	2 058

Jakavi	Oncology	Myelofibrosis (MF), polycythemia vera (PV), graft-versus-host disease (GvHD)		1 936	1 936

Tasigna	Oncology	Chronic myeloid leukemia (CML)	848	823	1 671

Xolair [1]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps, food allergy (FA)		1 643	1 643

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	798	711	1 509

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, post-Taxane	1 157	235	1 392

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	805	474	1 279

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	435	779	1 214

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		1 044	1 044

Leqvio	Cardiovascular, renal and metabolic	Atherosclerotic cardiovascular disease (ASCVD)	385	369	754

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	513	211	724

Exforge Group	Established brands	Hypertension	8	695	703

Scemblix	Oncology	Philadelphia chromosome-positive chronic myeloid leukemia (Ph+ CML) in chronic phase (CP); Ph+ CML in CP with the T315I mutation	436	253	689

Galvus Group	Established brands	Type 2 diabetes (RMS)		602	602

Diovan Group	Established brands	Hypertension	28	562	590

Top 20 brands total			18 885	21 359	40 244

Rest of portfolio			2 261	7 812	10 073

Total net sales from continuing operations			21 146	29 171	50 317

[1] Net sales from continuing operations reflect Xolair sales for all indications.

Net sales from continuing operations of the top 20 brands in 2023
Brands	Brand classification by therapeutic area or established brands	Key indications	US USD m	Rest of world USD m	Total USD m

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	3 067	2 968	6 035

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA), hidradenitis suppurativa (HS)	2 636	2 344	4 980

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	1 205	1 064	2 269

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	1 528	643	2 171

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	1 032	1 048	2 080

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	791	1 131	1 922

Tasigna	Oncology	Chronic myeloid leukemia (CML)	884	964	1 848

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)		1 720	1 720

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		1 475	1 475

Xolair [1]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps		1 463	1 463

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	686	669	1 355

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	829	485	1 314

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	372	842	1 214

Pluvicto	Oncology	PSMA-positive mCRPC patients post-ARPI, post-Taxane	921	59	980

Gilenya	Established brands	Relapsing multiple sclerosis (RMS)	359	566	925

Exforge Group	Established brands	Hypertension	13	700	713

Galvus Group	Established brands	Type 2 diabetes		692	692

Diovan Group	Established brands	Hypertension	52	561	613

Lutathera	Oncology	GEP-NETs gastroenteropancreatic neuroendocrine tumors	427	178	605

Gleevec/Glivec	Established brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	150	411	561

Top 20 products total			14 952	19 983	34 935

Rest of portfolio			3 007	7 498	10 505

Total net sales from continuing operations			17 959	27 481	45 440

[1] Net sales from continuing operations reflect Xolair sales for all indications.
Net sales from continuing operations of the top 20 brands in 2022
Brands	Brand classification by therapeutic area or established brands	Key indications	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA)	2 770	2 018	4 788

Entresto	Cardiovascular, renal and metabolic	Chronic heart failure, hypertension	2 354	2 290	4 644

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	1 083	1 005	2 088

Gilenya	Established brands	Relapsing multiple sclerosis (RMS)	1 153	860	2 013

Tasigna	Oncology	Chronic myeloid leukemia (CML)	877	1 046	1 923

Lucentis	Established brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		1 874	1 874

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	678	1 092	1 770

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)		1 561	1 561

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	434	936	1 370

Xolair [1]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps		1 365	1 365

Sandostatin Group	Established brands	Carcinoid tumors, acromegaly	800	438	1 238

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	472	759	1 231

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD gout)	570	563	1 133

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	921	171	1 092

Galvus Group	Established brands	Type 2 diabetes		859	859

Gleevec/Glivec	Established brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	205	540	745

Exforge Group	Established brands	Hypertension	14	729	743

Diovan Group	Established brands	Hypertension	55	597	652

Kymriah	Oncology	r/r pediatric and young adults acute lymphoblastic leukemia (ALL), diffuse large B-cell lymphoma (DLBCL) follicular lymphoma (FL)	196	340	536

Afinitor/Votubia	Established brands	Breast cancer/ tuberous sclerosis complex (TSC)	171	341	512

Top 20 products total			12 753	19 384	32 137

Rest of portfolio [2]			3 182	6 887	10 069

Total net sales from continuing operations			15 935	26 271	42 206

[1] Net sales from continuing operations reflect Xolair sales for all indications.
[2] Effective January 1, 2023, the discontinued operations Sandoz business bio-technology manufacturing services to other companies’ activities and the Coartem brand were transferred to the Novartis continuing operations. The financial information of the Novartis continuing operations and discontinued operations were adapted accordingly in 2022, in compliance with IFRS Accounting Standards. See Note 3 for additional information.

Other revenues
(USD millions)	2024	2023	2022

Profit-sharing income	1 063	941	921

Royalty income	37	87	35

Milestone income	28	45	145

Other [1]	277	147	154

Total other revenues	1 405	1 220	1 255

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales to third parties from continuing operations